SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 12b-25

Commission File Number:  0-20001

NOTIFICATION OF LATE FILING

(Check One):       ☒   Form 10-K     ☐   Form 11-K    ☐   Form 20-F   ☐    Form 10-Q    ☐   Form N-SAR

        For Period Ended:  December 28, 2002

☐  Transition Report on Form 10-K

☐  Transition Report on Form 20-F

☐  Transition Report on Form 11-K

☐  Transition Report on Form 10-Q

☐        Transition Report on Form N-SAR

        For the Transition Period Ended:  __________________

Read attached instruction sheet before preparing form.  Please print or type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I
REGISTRANT INFORMATION

NATIONAL VISION, INC.
Full name of registrant

Vista Eyecare, Inc.
Former name if applicable

296 Grayson Highway
Address of principal executive office (Street and number)

Lawrenceville, GA  30045
City, state and zip code

PART II
RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

 The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail why the Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.  (Attach extra sheets if needed.)

The Company will restate its 2001 financial statements in order to adjust deferred income tax assets and liabilities that were recorded under "fresh start" accounting upon the Company's emergence from bankruptcy proceedings as of May 31, 2001.  The Company has engaged Deloitte & Touche, LLP, its current auditors, to perform such audit, which is expected to be completed by the end of July 2003.  The Company will file its annual report on Form 10-K containing audited financial statements for 2002, 2001 and 2000 as soon as practicable after such audit is completed.

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Mitchell Goodman	770	822-4208
	(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15 (d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
			[ X ] Yes	[ ] No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
			[ ] Yes	[X ] No

If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

NATIONAL VISION, INC.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: April 1, 2003	By: /s/ Mitchell Goodman
Mitchell Goodman
Senior Vice President

INSTRUCTION:  The form may be signed by an executive officer of the registrant or by any other duly authorized representative.  The name and title of the person signing the form shall be typed or printed beneath the signature.  If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.